ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Reclassification from Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (loss)		$ (12,513)	$ (27,484)	$ (27,605)
Other financial items, net		118,604	74,094	(38,219)
Gain on sale of Golar Maria	[1]	(102,884)	(43,783)	(65,619)
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests		198,008	61,988	(116,488)
Gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income		(12,906)	0	(10,795)
Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income		382	3,235	8
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from accumulated other comprehensive income		(12,524)	3,235	(10,787)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (loss)		(12,906)	0	(10,795)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on available-for-sale securities | Golar Partners
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (loss)		(12,906)	0	(10,710)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on available-for-sale securities | GasLog
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income (loss)		0	0	(85)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests		382	3,235	8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Currency swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net		0	0	(718)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Interest rate swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items, net		382	3,235	(1,644)
Gain on sale of Golar Maria		$ 0	$ 0	$ 2,370

[1]	This includes amounts arising from transactions with related parties (see note 33).